Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of Estimated Fair Value of Derivative Liability

At June 30, 2020, the estimated fair value of derivative liabilities measured on a recurring basis are as follows:

	Fair Value Measurements at
	June 30, 2020
	Level 1	Level 2	Level 3	Total

Derivative liability - Warrants	$—	$—	$16,411,504	$16,411,504
Derivative liability -Conversion option on convertible debenture	—	—	5,000,800	5,000,800
Total derivatives	$—	$—	$21,412,304	$21,412,304

Schedule of Liabilities Measured at Fair Value

The following table presents the activity for liabilities measured at fair value using unobservable inputs for the year ended June 30, 2020:

	Derivative liabilities - Warrants	Derivative liability - Conversion Option on Convertible Debenture

Beginning balance at July 1, 2019	$—	$—
Additions to level 3 liabilities	9,561,652	2,638,966
Change in in fair value of level 3 liability	6,849,852	2,361,834
Transfer in and/or out of Level 3	—	—
Balance at June 30, 2020	$16,411,504	$5,000,800